AB Select US Equity Portfolio

Portfolio of Investments

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.5%
Information Technology – 23.6%
Communications Equipment – 1.2%
Cisco Systems, Inc.	52,813	$3,259,090

IT Services – 0.7%
International Business Machines Corp.	8,107	2,015,887

Semiconductors & Semiconductor Equipment – 8.4%
Advanced Micro Devices, Inc.(a)	8,207	843,187
Broadcom, Inc.	23,461	3,928,075
Intel Corp.(a)	17,332	393,610
Micron Technology, Inc.	6,981	606,579
NVIDIA Corp.	132,919	14,405,761
NXP Semiconductors NV	8,984	1,707,499
Texas Instruments, Inc.	9,721	1,746,864

		23,631,575

Software – 7.7%
Adobe, Inc.(a)	7,447	2,856,148
Microsoft Corp.	39,268	14,740,814
Oracle Corp.	13,686	1,913,440
Salesforce, Inc.	7,151	1,919,042

		21,429,444

Technology Hardware, Storage & Peripherals – 5.6%
Apple, Inc.	70,774	15,721,029

		66,057,025

Financials – 18.1%
Banks – 5.4%
Bank of America Corp.	50,542	2,109,117
Fifth Third Bancorp	83,214	3,261,989
JPMorgan Chase & Co.	16,303	3,999,126
Wells Fargo & Co.	80,657	5,790,366

		15,160,598

Capital Markets – 2.4%
Charles Schwab Corp. (The)	34,325	2,686,961
Goldman Sachs Group, Inc. (The)	3,087	1,686,397
Jefferies Financial Group, Inc.	45,980	2,463,149

		6,836,507

Consumer Finance – 0.9%
Capital One Financial Corp.	14,622	2,621,725

Financial Services – 7.5%
Apollo Global Management, Inc.	39,684	5,434,327
Berkshire Hathaway, Inc. - Class B(a)	19,179	10,214,352
Visa, Inc. - Class A	14,921	5,229,213

		20,877,892

Insurance – 1.9%
Chubb Ltd.	11,474	3,465,033
Progressive Corp. (The)	6,135	1,736,267

		5,201,300

		50,698,022

Industrials – 12.3%
Aerospace & Defense – 3.0%
Boeing Co. (The)(a)	9,960	1,698,678
Northrop Grumman Corp.	3,226	1,651,744
RTX Corp.	38,269	5,069,112

		8,419,534

Electrical Equipment – 1.1%
Eaton Corp. PLC	9,383	2,550,581
GE Vernova, Inc.	1,533	467,994

		3,018,575

Company	Shares	U.S. $ Value

Ground Transportation – 2.1%
CSX Corp.	64,846	$1,908,418
Uber Technologies, Inc.(a)	11,156	812,826
Union Pacific Corp.	13,247	3,129,471

		5,850,715

Industrial Conglomerates – 5.2%
3M Co.	49,147	7,217,729
Honeywell International, Inc.	34,903	7,390,710

		14,608,439

Machinery – 0.9%
Parker-Hannifin Corp.	4,362	2,651,442

		34,548,705

Communication Services – 11.8%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	207,135	5,857,778

Entertainment – 2.4%
Netflix, Inc.(a)	4,541	4,234,619
Walt Disney Co. (The)	23,589	2,328,234

		6,562,853

Interactive Media & Services – 6.4%
Alphabet, Inc. - Class A	69,211	10,702,789
Meta Platforms, Inc. - Class A	12,568	7,243,692

		17,946,481

Wireless Telecommunication Services – 0.9%
T-Mobile US, Inc.	9,601	2,560,683

		32,927,795

Health Care – 11.6%
Biotechnology – 1.4%
AbbVie, Inc.	17,789	3,727,151

Health Care Equipment & Supplies – 3.3%
Abbott Laboratories	30,221	4,008,816
Boston Scientific Corp.(a)	26,316	2,654,758
Stryker Corp.	6,752	2,513,432

		9,177,006

Health Care Providers & Services – 3.1%
HCA Healthcare, Inc.	3,765	1,300,996
McKesson Corp.	5,676	3,819,891
UnitedHealth Group, Inc.	6,872	3,599,210

		8,720,097

Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc.	4,501	2,239,697

Pharmaceuticals – 3.0%
Eli Lilly & Co.	4,601	3,800,012
Johnson & Johnson	28,057	4,652,973

		8,452,985

		32,316,936

Consumer Staples – 6.8%
Beverages – 1.8%
Coca-Cola Co. (The)	37,624	2,694,631
PepsiCo, Inc.	15,804	2,369,652

		5,064,283

Consumer Staples Distribution & Retail – 1.7%
Costco Wholesale Corp.	2,430	2,298,245
Walmart, Inc.	26,296	2,308,526

		4,606,771

Household Products – 0.8%
Procter & Gamble Co. (The)	13,765	2,345,831

Tobacco – 2.5%
Altria Group, Inc.	40,760	2,446,415

Company	Shares		U.S. $ Value

Philip Morris International, Inc.		28,986	$4,600,948

			7,047,363

			19,064,248

Consumer Discretionary – 5.9%
Broadline Retail – 3.5%
Amazon.com, Inc.(a)		51,915	9,877,348

Hotels, Restaurants & Leisure – 0.8%
Booking Holdings, Inc.		498	2,294,241

Specialty Retail – 1.6%
Home Depot, Inc. (The)		12,050	4,416,205

			16,587,794

Energy – 4.6%
Oil, Gas & Consumable Fuels – 4.6%
Cheniere Energy, Inc.		6,155	1,424,267
EOG Resources, Inc.		44,645	5,725,275
Exxon Mobil Corp.		47,342	5,630,384

			12,779,926

Utilities – 2.1%
Electric Utilities – 2.1%
Constellation Energy Corp.		3,964	799,261
PPL Corp.		138,738	5,009,829

			5,809,090

Materials – 0.7%
Chemicals – 0.7%
Sherwin-Williams Co. (The)		5,518	1,926,830

Total Common Stocks (cost $169,380,003)			272,716,371

SHORT-TERM INVESTMENTS – 3.7%
Investment Companies – 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(b) (c) (d) (cost $10,252,511)		10,252,511	10,252,511

	Principal Amount (000)

Time Deposits – 0.0%
BBH, New York 1.56%, 04/01/2025	CAD	6	3,939
Citibank, London 1.35%, 04/01/2025	EUR	40	43,093
HSBC, Hong Kong 2.04%, 04/01/2025	HKD	162	20,782
Royal Bank of Canada, London 3.42%, 04/01/2025	GBP	63	81,507
SMBC, Tokyo 0.11%, 04/01/2025	JPY	1,554	10,358

Total Time Deposits (cost $159,679)			159,679

Total Short-Term Investments (cost $10,412,190)			10,412,190

Total Investments – 101.2% (cost $179,792,193)(e)			283,128,561
Other assets less liabilities – (1.2)%			(3,239,804)

Net Assets – 100.0%			$279,888,757

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Affiliated investments.
(e)

As of March 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $104,021,854 and gross unrealized depreciation of investments was $(685,486), resulting in net unrealized appreciation of $103,336,368.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

AB Select US Equity Portfolio

March 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$272,716,371	$-0-	$-0-	$272,716,371
Short-Term Investments:
Investment Companies	10,252,511	-0-	-0-	10,252,511
Time Deposits	159,679	-0-	-0-	159,679

Total Investments in Securities	283,128,561	-0-	-0-	283,128,561
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$283,128,561	$-0-	$-0-	$283,128,561

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2025 is as follows:

Fund	Market Value 6/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$7,011	$58,153	$54,911	$10,253	$247
AB Government Money Market Portfolio*	-0-	12,063	12,063	-0-	0	**
Total				$10,253	$247

*	Investment of cash collateral for securities lending transactions.

**	Amount is less than $500.